S000088578 [Member] Investment Strategy - iShares iBonds 1-5 Year High Yield and Income Ladder ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a fund of funds and seeks to track the investment results of the BlackRock iBonds® 1-5 Year High Yield and Income Ladder Index (the “Underlying Index”). The Underlying Index is composed exclusively of underlying iShares iBonds High Yield and Income ETFs (“iBonds Term High Yield and Income ETFs” or “Underlying Funds”) (as determined by BlackRock Index Services, LLC (the “Index Provider”) that themselves seek investment results corresponding to their own underlying indexes. The Fund invests primarily in the Underlying Funds and cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”).
The Fund seeks to track the investment results of the Underlying Index that provides exposure to U.S. dollar-denominated, high-yield and other income generating corporate bonds spanning five consecutive maturity years. The Underlying Index obtains this exposure by holding iShares® iBonds® ETFs as constituents.
The Underlying Index is reconstituted and rebalanced annually on the last business day in June of each year. Constituents for the Underlying Index are limited to the iBonds Term High Yield and Income ETFs (or “iBonds ETFs”) associated with the asset class of the Underlying Index. On the reconstitution date, the iBonds ETF with the nearest maturity is removed from the Underlying Index and the iBonds ETF with a five-year maturity is included (based on the Index Provider's eligibility criteria) - providing a rolling five-year exposure to U.S. dollar-denominated, generating corporate high yield and income bonds. If an iBonds ETF is not available for a given maturity year within the five-year range, the Underlying Index will hold fewer iBonds ETF constituents. On the rebalance date, each index constituent is assigned equal weighting. However, for the one-year period after each rebalance date, changes in ETF prices may cause Underlying Index constituent weights to drift. At the next annual rebalance, constituent weights will be realigned. As of October 31, 2025, a significant portion of the Underlying Index is represented by companies in the consumer goods and services and industrial industries or sectors.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund or each Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities and instruments in the Fund’s Underlying Index and/or bonds included in the underlying index of the Underlying Funds. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by the Index Provider, which is an affiliated person of the Fund and of BFA, the Fund’s investment adviser. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.